Financial expense, net (Tables)	9 Months Ended
Sep. 30, 2024
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the nine-month periods ended September 30, 2024 and 2023:
	For the nine-month period ended September 30,
	2024	2023
Financial income	($ in thousands)
Interest income on deposits and current accounts	14,257	15,099
Interest income from loans and credits	1,923	2,046
Interest rates gains on derivatives: cash flow hedges	140	269
Total	16,320	17,414

Financial expense
	For the nine-month period ended September 30,
	2024	2023
Financial expense	($ in thousands)
Interest on loans and notes	(264,263)	(260,868)
Interest rates gains on derivatives: cash flow hedges	19,252	17,785
Total	(245,011)	(243,083)

Other financial income and expenses
The following table sets out Other financial income and expenses for the nine-month periods ended September 30, 2024, and 2023:
	For the nine-month period ended September 30,
	2024	2023
	($ in thousands)
Other financial income	1,836	7,836
Other financial losses	(22,155)	(19,847)
Total	(20,319)	(12,011)